Note 3 - Inventories (Detail) - Summary of Inventories (USD $)	Dec. 31, 2012	Dec. 31, 2011
Inventories, Net	$ 1,812,636	$ 2,606,535
Lubricants [Member]
Inventories, Net	1,433,129	1,522,603
Victualling [Member]
Inventories, Net	173,883	218,141
Bunkers [Member]
Inventories, Net	$ 205,624	$ 865,791